Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Taxes [Abstract]
Schedule Of Provision For Income Taxes

	For the Years Ended December 31,
	2014	2013	2012
Current
U.S. federal	$48,577	$45,348	$51,467
U.S. state and local	7,285	7,731	7,813
Foreign	597	511	386
Deferred
U.S. federal, state and local	6,970	(6,995)	(3,271)
Foreign	8	7	120
Total	$63,437	$46,602	$56,515

Schedule Of Temporary Differences That Give Rise To Deferred Tax Assets (Liabilities)

	December 31,
	2014	2013
Accrued liabilities	$37,879	$41,434
Stock compensation expense	11,591	14,866
Allowance for uncollectible accounts receivable	2,779	1,396
State net operating loss carryforwards	1,603	1,495
Other	807	800
Deferred income tax assets	54,659	59,991
Amortization of intangible assets	(47,946)	(45,941)
Accelerated tax depreciation	(15,641)	(15,379)
Market valuation of investments	(2,346)	(2,279)
Currents assets	(1,519)	(1,459)
Other	(1,721)	(1,949)
Deferred income tax liabilities	(69,173)	(67,007)
Net deferred income tax liabilities	$(14,514)	$(7,016)

Schedule Of Significant Changes To Unrecognized Tax Benefits

	2014	2013	2012
Balance at January 1,	$892	$2,646	$2,612
Unrecognized tax benefits due to positions taken in current year	247	219	219
Decrease due to expiration of statute of limitations	(159)	(1,973)	(185)
Balance at December 31,	$980	$892	$2,646

Schedule Of Difference Between Actual Income Tax Provision For Continuing Operations And Income Tax Provision Calculated At Statutory U.S. Federal Tax Rate

	For the Years Ended December 31,
	2014	2013	2012

Income tax provision calculated using the statutory rate of 35%	$56,964	$43,340	$51,037
State and local income taxes, less federal income tax effect	5,536	4,323	4,601
Uncertain tax position adjustments	-	(1,782)	-
Nondeductible expenses	1,290	1,250	1,137
Other --net	(353)	(529)	(260)
Income tax provision	$63,437	$46,602	$56,515
Effective tax rate	39.0%	37.6%	38.8%

Schedule Of Income Taxes Paid

2014	$44,921
2013	55,827
2012	53,436